Newbuildings	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In US$ millions)	September 30, 2013	December 31, 2012

Opening balance at the beginning of the period	$112.0	$788.9
Additions	17.3	131.7
Capitalized interest and loan related costs	2.1	13.0
Re-classified as drilling units	(131.4)	(821.6)
Closing balance at the end of the period	—	$112.0

December 31, 2012 newbuildings have been retroactively adjusted for the impact of the acquisition of the tender rig T-15 to include $24.4 million in the opening balance, $87.5 million of additions, and $0.1 million capitalized interest.

During the period the T-15 has been reclassified from Newbuildings to Drilling Units, which commenced operations in July 2013.